Basic and diluted loss per share (Tables)	9 Months Ended
Sep. 30, 2018
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Schedule of Basic and Diluted Loss Per Share

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2018	2017	2018	2017
	(in thousands, except per share data)
	£	£	£	£
Loss for the period	(2,516)	(13,658)	(10,228)	(18,043)

Basic and diluted weighted average number of shares	32,056	24,199	31,894	24,189

	£	£	£	£
Basic and diluted loss per share	(0.08)	(0.56)	(0.32)	(0.75)